Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Summary of Accounts, Notes, Loans and Financing Receivable
The following table presents loan principal and accrued interests as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
Loans receivable	1,354,358	1,842,784
Less: allowance for loan losses	(40,401)	(65,117)

Loans receivable, net	1,313,957	1,777,667

Summary of Financing Receivable Past Due
The following table presents the aging of loans as of December 31, 2020 and 2021:

	0-30 days past due	31-60 days past due	Over 60 days past due	Total amount past due	Current	Total loans
December 31, 2020 (RMB)	16,137	6,755	24,182	47,074	1,307,284	1,354,358
December 31, 2021 (RMB)	22,522	14,518	47,386	84,426	1,758,358	1,842,784

Summary of Financing Receivable Allowance for Credit Loss
Movement of allowance for loan losses is as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of year	(19,998)	(92,641)	(40,401)
Provisions for doubtful accounts	(127,790)	(94,160)	(97,658)
Write-off	55,147	146,400	72,942

Balance at end of year	(92,641)	(40,401)	(65,117)